SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

Common shares issued upon conversion of Series E preferred shares

On January 19, 2022, the Company issued 75,000,000 shares of its common stock in connection with the conversion of 19,947 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

Series G preferred shares

On January 25, 2022, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 70,000 shares of Series G and (ii) Warrants to purchase 70,000,000 shares of the Company’s common stock which are equal to 1,000 warrants for each for each share of Series G purchased (the “January 2022 Series G Offering”). The gross proceeds to the Company were $700,000, or $10.00 per unit. The Company paid placement agent fees of $70,000 and received net proceeds of $630,000. On March 4, 2022, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Investor agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 25,000 shares of Series G and (ii) Warrants to purchase 25,000,000 shares of the Company’s common stock which are equal to 1,000 warrants for each for each share of Series G purchased (the “March 2022 Series G Offering”). The gross proceeds to the Company were $250,000, or $10.00 per unit. The Company paid placement agent fees of $25,000 and received net proceeds of $225,000. The initial exercise price of the Warrants related to the January 2022 and March 2022 Series G Offerings is $0.01 per share, subject to adjustment. Additionally, the Company paid the placement agent was issued 19,000,000 warrants to the placement agent at an initial exercise price of $0.01 per share. The aggregate cash fees of $95,000 was charged against the proceeds of the offering in additional paid-in capital and there is no effect on equity for the placement agent warrants.

Common shares issued in warrant exercises

During the period from January 1, 2022 to March 24, 2022, the Company issued 24,571,429 shares of its common stock and received proceeds of $245,714 from the exercise of 24,571,429 warrants at $0.01 per share.

Employment agreements

On January 3, 2022, the Company and Mr. Sebastian Giordano entered into an employment agreement with a term extending through December 31, 2025, which provides for annual compensation of $ 400,000 as well as annual discretionary bonuses based on the Company’s achievement of performance targets, grants of options, restricted stock or other equity, potentially constituting (with prior grants made to Ascentaur), at the discretion of the Company’s Board of Directors, up to 5% of the outstanding common stock of the Company, vesting over the term of the employment agreement, business expense reimbursement and benefits as generally made available to the Company’s executives. Pursuant to this employment agreement, on March 11, 2022, the Company’s Board of Directors granted the chief executive officer 122,126,433 shares of its common stock (see below).

On January, 3, 2022, the Company retained the services of Mr. James Giordano (no relation to Mr. Sebastian Giordano) as Chief Financial Officer. In addition, Mr. James Giordano is appointed the Company’s Treasurer. Previously, Mr. James Giordano served as Chief Financial Officer and consultant to Freight Connections, Inc., a LTL/line haul transportation services and warehousing provider. Prior to that, he served as Chief Financial Officer for Farren International, a global supplier of transportation and rigging services. Mr. James Giordano’s employment with the Company is at will. He will receive annual compensation of $250,000 as well as annual discretionary bonuses and equity grants, business expense reimbursement and benefits as generally made available to the Company’s executives.

Shares issued for compensation

On March 11, 2022, pursuant to an employment agreement with the Company’s chief executive officer dated January 4, 2022, the Company’s Board of Directors granted the chief executive officer 122,126,433 shares of its common stock which were valued at $1,343,391, or $0.011 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest in equal annual installments with the first installment of 30,531,608 shares vesting on January 3, 2022, and 30,531,608 common shares vesting each year quarter through January 3, 2025. In connection with these shares, the Company valued these common shares at a fair value of $1,343,391 and will record stock-based compensation expense over the vesting period.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On March 11, 2022 and effective January 4, 2022, the Company agreed to grant restricted stock awards to three independent members of the Company’s board of directors for an aggregate of 5,454,546 common shares of the Company which were valued at $60,000, or $0.011 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest in equal quarterly installments with the first installment of 1,363,636.50 shares vesting on March 31, 2022, and 1,363,636.50 common shares vesting each quarter through December 31, 2022. In connection with these shares, the Company valued these common shares at a fair value of $60,000 and will record stock-based compensation expense over the vesting period.

On March 11, 2022 and effective January 4, 2022, the Company agreed to grant restricted stock awards to the Company’s chief financial officer for 11,363,636 common shares of the Company which were valued at $125,000, or $0.011 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest in equal quarterly installments with the first installment of 2,840,909 shares vesting on March 31, 2022, and 2,840,909 common shares vesting each quarter through December 31, 2022. In connection with these shares, the Company valued these common shares at a fair value of $125,000 and will record stock-based compensation expense over the vesting period.

On March 11, 2022, the Company agreed to grant restricted stock awards to the Company’s former chief executive officer and current member of the Company’s board of directors for 22,727,273 common shares of the Company which were valued at $250,000, or $0.011 per common share, based on the quoted closing price of the Company’s common stock on the measurement date. These shares will vest immediately. In connection with these shares, the Company valued these common shares at a fair value of $250,000 and will record stock-based compensation expense of $250,000.

Legal matters

See Note 12.